Information Concerning Guarantor and Non-Guarantor Subsidiaries - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		6 Months Ended
	Jun. 30, 2013	Apr. 18, 2013	Jun. 30, 2013 Guarantors [Member] Entity	Jun. 30, 2013 5% Senior Notes [Member]	Apr. 30, 2013 5% Senior Notes [Member]	Jun. 30, 2013 $1 Billion Credit Facility [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate of Senior Notes				5.00%	5.00%
Number of wholly owned subsidiaries			4
Total credit facility		$ 925.0				$ 1,000.0
Ownership percentage in subsidiaries	100.00%
Year of formation of operating partnership and certain subsidiary guarantors	2012